Stock-based Activity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 968,541	$ 1,494,823	$ 3,459,992	$ 2,966,603	$ 4,463,695	$ 604,976
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	666,556	307,892	2,570,326	633,593	929,633	163,019
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 301,985	$ 1,186,931	$ 889,666	$ 2,333,010	$ 3,534,062	$ 441,957